UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA STATE TAX-FREE TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:     EILEEN M. SMILEY
                                           USAA STATE TAX-FREE TRUST
                                           9800 FREDERICKSBURG ROAD
                                           SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2005




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA FLORIDA TAX-FREE INCOME FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2005

[LOGO OF USAA]
   USAA(R)

                              USAA FLORIDA TAX-FREE
                                    INCOME Fund

                                  [GRAPHIC OF USAA FLORIDA TAX-FREE INCOME FUND]

                        S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGER'S COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

   Portfolio of Investments                                                 16

   Notes to Portfolio of Investments                                        23

   Financial Statements                                                     24

   Notes to Financial Statements                                            27

EXPENSE EXAMPLE                                                             37

ADVISORY AGREEMENT                                                          39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                  . . . WE BELIEVE MONEY MARKET AND SHORT-TERM
[PHOTO OF CHRISTOPHER W. CLAUS]     BOND INVESTORS MAY LOOK FORWARD TO HIGHER
                                           YIELDS IN THE COMING MONTHS.

                                                         "

                                                                    October 2005
--------------------------------------------------------------------------------

                 Over the years, your USAA fixed-income team has earned a reputation for repeatedly delivering "best-in-class" performance. Our portfolio managers have built their track record on a commitment to risk management, a disciplined approach to income accumulation, and strong fundamental credit analysis. In the months ahead, they will be particularly watchful for inflationary trends. Inflation is an important consideration for most fixed-income investors - specifically, whether inflation will increase, causing interest rates to spike and thereby eroding both purchasing power and investment principal.

                 I believe that we will see an uptick in inflation, largely because of increased energy and commodity prices. Inflation control is a publicly stated goal of the Federal Reserve Board (the Fed), which is likely to use monetary policy (i.e., interest rates) as a tactic. However, unless inflation rises dramatically, the Fed is expected to maintain a measured approach, raising short-term interest rates in quarter-percent increments into early 2006.

                 As a result, we believe money market and short-term bond investors may look forward to higher yields in the coming months. Even if inflation increases, we believe that short-term interest rates - and therefore, yields - could be higher than the inflation rate, which was not the case during much of the last two years when rates were at historically low levels.

                 On the longer end of the yield curve, I believe that interest rates will drift upward, with the 10-year U.S. Treasury rate reaching a range of between 4.75% and 5.00%. Although a spike seems unlikely given the confidence of fixed-income investors that the Fed can control inflation, long-term investors may see a decline in the value of their holdings.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

                 Remember, as interest rates rise, bond prices fall. However, lower bond prices in the near term could be somewhat offset by higher yields.

                 In this environment, we continue to pursue a threefold strategy. First, we seek to generate high current income, which is important for long-term performance. Second, we seek to limit share price volatility by positioning the portfolio at advantageous points along the yield curve. Third, we focus on credit analysis to identify opportunities in the market and determine if they offer adequate reward for their given level of risk.

                 In this environment, investors would be wise to be patient and let their money work for them. Furthermore, as yields rise, investors can make the most of the power of compounding by investing the income they receive from their investments.

                 As always, your portfolio management team will continue working hard on your behalf. We remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. From all of us here at USAA Investment Management Company, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax. o Past performance is no guarantee of future results.

 . . . C O N T I N U E D
========================--------------------------------------------------------

[LOGO OF LIPPER FUND AWARDS]       FIVE USAA TAX-EXEMPT MUTUAL FUNDS AWARDED THE
         USA 2005                  2005 LIPPER FUND AWARD FOR CONSISTENT RETURN

I am pleased to announce that USAA's tax-exempt bond funds continue to be recognized for the consistency of their performance through all market cycles. Recently, the tax-exempt USAA New York Bond Fund and USAA Virginia Bond Fund were named "Best Fund for Consistent Return" in their respective categories for the five-year period ending December 31, 2004. Lipper, a leading global provider of mutual fund information and analysis, also named the tax-exempt USAA Long-Term Fund, USAA California Bond Fund, and USAA Florida Tax-Free Income Fund as "Best Fund for Consistent Return" in their respective categories for the 10-year period ended December 31, 2004.

Lipper presents these awards annually to the fund in each Lipper classification that achieved the highest consistent return scores. A fund's consistent return score evaluates its risk-adjusted returns, adjusted for volatility and the strength of the fund's performance relative to peers, for the overall time periods ended December 31, 2004. Consistent return is a quantitative metric that incorporates risk-adjusted return and the strength of the fund's performance trend.

This is the third year that Lipper Fund Awards have been presented to U.S.-based mutual fund winners. The awards are given to funds in 17 countries in Asia, Europe, and the United States.

The USAA funds were chosen among 99, 43, and 22 funds in the categories of General Municipal Debt Funds, California Municipal Debt Funds, and Florida Municipal Debt Funds, respectively, for the 10-year period and among 87 and 30 New York Municipal Debt Funds and Virginia Bond Funds, respectively, for the 5-year period. Lipper Fund Awards are not intended to predict future results and Lipper does not guarantee the accuracy of this information. A detailed explanation of the Consistent Return calculation methodology is available at www.lipperleaders.com. Lipper is a leading global provider of mutual fund research.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]      ROBERT R. PARISEAU, CFA
                                   USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2005, TO SEPTEMBER 30, 2005?

                 Your USAA Florida Tax-Free Income Fund provided a total return of 3.01% versus an average of 2.55% for the 52 funds in the Lipper Florida Municipal Debt Funds Average. This compares to a 2.80% return for the Lehman Brothers Municipal Bond Index and a 2.66% return for the Lipper Florida Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.18%, well above the 3.91% of the Lipper category average.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 True to his word, Federal Reserve Chairman Alan Greenspan continued to increase short-term interest rates. From March to September, the Federal Reserve Board (the Fed) raised the federal funds target rate from 2.75% to 3.75%. During this time, longer-term interest rates fell and climbed twice before ending the period slightly lower than they began. Over the last 12 months, longer maturities have outperformed shorter maturities by a considerable margin.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

                 The Fund remains fully invested in a diversified portfolio of longer-term, investment-grade municipal bonds. We invest with an income orientation because OVER TIME income usually provides the vast majority of a bond's total return. We strived to

                 REFER TO PAGE 12 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 balance income generation against the potential for price volatility by focusing on the 20- to 30-year maturity range - a somewhat defensive posture which, in combination with our income orientation, boosted performance.

                 Because of higher interest rates and with credit spreads near the long-term average, we have been more inclined to purchase better-quality, medium-grade securities (rated BBB and A). We continue to be selective about bonds rated low in their category (such as BBB- health care issuers), because they are still trading at very narrow spreads.

WHAT IS THE CREDIT OUTLOOK FOR FLORIDA?

                 Florida's steady financial performance is the result of prompt, proactive legislative action and an expanding service-based economy. As a result, and despite the devastating hurricanes in 2004, all three rating agencies have upgraded their ratings - Aa1 (stable outlook) by Moody's Investors Service; AAA (stable outlook) by Standard & Poor's Ratings; and AA+ by Fitch Ratings. We will continue to monitor closely specific credit issues, political developments (such as constitutional amendments about education spending), and litigation that could affect the value of your holdings.

CAN YOU COMMENT ON THE CHANGES TO THE FLORIDA INTANGIBLES TAX?

                 Effective January 1, 2006, the Florida Legislature reduced the intangibles tax rate to $0.50 per $1,000 (down from $1 per $1,000). Although the exemption amounts were not changed ($250,000 for individuals and $500,000 for couples), taxpayers are not required to pay a tax due of less than $60. According to our calculations, the new lower tax rate effectively raises the exemption amount to $370,000 per individual and $620,000 per couple.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 The demand for Florida municipal bonds - currently and historically - is strong, and we do not believe the change will materially affect Florida bond prices. Although the tax has had a minimal impact on the income generated by the Fund, investors may want to consult with their tax advisers.

WHAT IS THE OUTLOOK?

                 Many investors are concerned that higher commodity and energy prices, exacerbated by hurricane damage, could dampen retail consumption just as higher mortgage rates may deflate the housing bubble. However, the Fed believes the economy is solidly on course and that inflation is potentially the greater risk. Although the market currently expects the Fed to raise short-term rates at least another 0.50%, the DIRECTION OF LONG-TERM RATES will be largely determined by market expectations for inflation and economic growth. The current market consensus, although fragile, predicts a softening economy before inflation becomes a serious issue. We expect interest rates to remain volatile.

                 As always, we appreciate your trust and will continue to work hard on your behalf.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA FLORIDA TAX-FREE INCOME FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                     out of 71 municipal Florida bond funds
                    for the period ending September 30, 2005:

                                 OVERALL RATING
                                  *  *  *  *  *

        3-YEAR                       5-YEAR                    10-YEAR
       * * * * *                   * * * * *                  * * * * *
    out of 71 funds              out of 70 funds            out of 59 funds

           The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics.
                   Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA FLORIDA TAX-FREE INCOME FUND

     [LOGO OF              [LOGO OF             [LOGO OF          [LOGO OF
   LIPPER LEADER]       LIPPER LEADER]       LIPPER LEADER]     LIPPER LEADER]
    TOTAL RETURN      CONSISTENT RETURN      TAX EFFICIENCY        EXPENSE

The Fund is listed as a Lipper Leader for Total Return, Consistent Return, and Tax Efficiency among 51 funds and for Expense among 901 funds within the Lipper Florida Municipal Debt Funds category for the overall period ending September 30, 2005. The Fund received a Lipper Leader rating for Total Return among 51, 50, and 42 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

[LOGO OF LIPPER   LIPPER NAMED YOUR FUND THE "BEST FUND OVER 10 YEARS" FOR
  FUND AWARDS]    CONSISTENT RETURN IN THE FLORIDA MUNICIPAL DEBT FUNDS CATEGORY
   USA 2005       FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2004.

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 51, 54, AND 26 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2005. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 51, 50, AND 42 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 901, 843, AND 644 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

THE HIGHEST LIPPER LEADER FOR CONSISTENT RETURN VALUE WITHIN EACH ELIGIBLE CLASSIFICATION DETERMINED THE FUND CLASSIFICATION WINNER OVER THE THREE-, FIVE-, OR 10-YEAR PERIODS ENDED DECEMBER 31, 2004. CONSISTENT RETURN IS A QUANTITATIVE METRIC THAT INCORPORATES RISK-ADJUSTED RETURN AND THE STRENGTH OF THE FUND'S PERFORMANCE TREND RELATIVE TO PEERS. THE USAA FUND WAS CHOSEN AMONG 22 FLORIDA MUNICIPAL DEBT FUNDS FOR THE 10-YEAR PERIOD. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. A DETAILED EXPLANATION OF THE CONSISTENT RETURN CALCULATION METHODOLOGY IS AVAILABLE ON WWW.LIPPERLEADERS.COM. LIPPER IS A LEADING GLOBAL PROVIDER OF MUTUAL FUND RESEARCH.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA FLORIDA TAX-FREE INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in long-term investment-grade Florida tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

---------------------------------------------------------------------------------------------
                                                           9/30/05                3/31/05
---------------------------------------------------------------------------------------------
Net Assets                                             $276.4 Million          $262.6 Million
Net Asset Value Per Share                                  $10.15                  $10.06
Tax-Exempt Dividends Per Share Last 12 Months              $0.425                  $0.426
Capital Gain Distributions Per Share Last 12 Months          -                       -

---------------------------------------------------------------------------------------------
                                                         9/30/05                 3/31/05
---------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity              14.2 Years              14.7 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/05
--------------------------------------------------------------------------------

3/31/05 TO 9/30/05                                              30-DAY SEC YIELD
     3.01%**                                                          3.28%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

**TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2005

---------------------------------------------------------------------------------------------
                 TOTAL RETURN         =     DIVIDEND RETURN          +         PRICE CHANGE
---------------------------------------------------------------------------------------------
10 YEARS            6.04%             =          5.06%               +             0.98%
5 YEARS             6.59%             =          4.72%               +             1.87%
1 YEAR              4.25%             =          4.25%               +            (0.00%)

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2005

          [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                   TOTAL RETURN          DIVIDEND RETURN     CHANGE IN SHARE PRICE
                   ------------          ---------------     ---------------------
9/30/1996              7.30%                  5.78%                  1.52%
9/30/1997             10.18                   5.79                   4.39
9/30/1998              9.89                   5.38                   4.51
9/30/1999             -4.35                   4.67                  -9.02
9/30/2000              5.20                   5.52                  -0.32
9/30/2001             11.07                   5.45                   5.62
9/30/2002              8.53                   4.95                   3.58
9/30/2003              4.26                   4.56                  -0.30
9/30/2004              4.99                   4.40                   0.59
9/30/2005              4.25                   4.25                   0.00

                                    [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
 TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Florida Tax-Free Income Fund's Dividend Return on Page 10, and
assuming marginal federal tax rates of: 25.00%    28.00%    33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                         DIVIDEND
         PERIOD           RETURN
         ------          --------
         10 Years         5.06%          6.75%     7.03%     7.56%      7.79%
         5 Years          4.72%          6.30%     6.56%     7.05%      7.27%
         1 Year           4.25%          5.67%     5.91%     6.35%      6.55%


To match the USAA Florida Tax-Free Income Fund's closing 30-day SEC Yield of 3.28%,

A FULLY TAXABLE INVESTMENT
   MUST PAY:                             4.38%     4.56%     4.90%      5.05%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                                 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      LEHMAN BROTHERS               USAA                LIPPER FLORIDA            LIPPER FLORIDA
                         MUNICIPAL            FLORIDA TAX-FREE          MUNICIPAL DEBT            MUNICIPAL DEBT
                        BOND INDEX               INCOME FUND             FUNDS INDEX              FUNDS AVERAGE
                      ---------------         ----------------          --------------            --------------
09/30/95                 $10,000.00              $10,000.00               $10,000.00                $10,000.00
10/31/95                  10,145.37               10,200.26                10,159.42                 10,160.36
11/30/95                  10,313.92               10,411.20                10,353.49                 10,357.79
12/31/95                  10,412.92               10,532.15                10,470.54                 10,475.47
01/31/96                  10,491.60               10,582.32                10,524.45                 10,520.44
02/29/96                  10,420.74               10,475.40                10,430.50                 10,433.38
03/31/96                  10,287.61               10,331.26                10,256.78                 10,275.83
04/30/96                  10,258.43               10,304.14                10,219.59                 10,237.93
05/31/96                  10,254.53               10,285.11                10,211.62                 10,240.88
06/30/96                  10,366.29               10,420.69                10,313.93                 10,340.10
07/31/96                  10,460.08               10,528.70                10,411.30                 10,432.71
08/31/96                  10,457.73               10,530.92                10,396.10                 10,420.33
09/30/96                  10,603.88               10,730.28                10,548.15                 10,573.44
10/31/96                  10,723.72               10,848.34                10,661.90                 10,684.13
11/30/96                  10,920.15               11,034.74                10,845.88                 10,862.08
12/31/96                  10,874.04               10,993.32                10,795.40                 10,817.65
01/31/97                  10,894.62               10,985.17                10,790.93                 10,808.78
02/28/97                  10,994.66               11,141.26                10,878.23                 10,896.46
03/31/97                  10,847.99               11,003.80                10,726.49                 10,758.55
04/30/97                  10,938.91               11,113.16                10,814.29                 10,847.78
05/31/97                  11,103.56               11,304.53                10,953.90                 10,987.37
06/30/97                  11,221.83               11,440.47                11,079.83                 11,107.25
07/31/97                  11,532.63               11,790.43                11,393.56                 11,419.46
08/31/97                  11,424.52               11,670.45                11,261.04                 11,298.35
09/30/97                  11,559.99               11,822.21                11,375.60                 11,421.49
10/31/97                  11,634.49               11,885.54                11,452.24                 11,502.28
11/30/97                  11,703.01               11,994.42                11,521.22                 11,570.63
12/31/97                  11,873.65               12,219.93                11,693.73                 11,742.10
01/31/98                  11,996.09               12,318.58                11,818.71                 11,855.09
02/28/98                  11,999.74               12,319.87                11,809.18                 11,849.15
03/31/98                  12,010.42               12,348.72                11,824.46                 11,858.81
04/30/98                  11,956.23               12,288.82                11,758.77                 11,790.82
05/31/98                  12,145.37               12,512.17                11,955.55                 11,988.62
06/30/98                  12,193.31               12,567.68                11,992.07                 12,027.19
07/31/98                  12,223.79               12,595.24                12,021.77                 12,054.13
08/31/98                  12,412.66               12,812.12                12,204.33                 12,237.41
09/30/98                  12,567.41               12,991.54                12,338.03                 12,369.48
10/31/98                  12,567.15               12,915.55                12,296.88                 12,324.65
11/30/98                  12,611.18               12,995.71                12,354.85                 12,376.78
12/31/98                  12,642.96               12,997.31                12,372.88                 12,397.61
01/31/99                  12,793.28               13,137.65                12,500.12                 12,524.57
02/28/99                  12,737.53               13,086.39                12,440.37                 12,461.08
03/31/99                  12,754.98               13,078.78                12,438.69                 12,456.73
04/30/99                  12,786.77               13,093.11                12,466.92                 12,487.68
05/31/99                  12,712.78               12,997.45                12,385.40                 12,402.58
06/30/99                  12,529.90               12,766.84                12,210.42                 12,214.85
07/31/99                  12,575.49               12,740.11                12,206.22                 12,218.73
08/31/99                  12,474.67               12,517.73                12,058.83                 12,071.49
09/30/99                  12,479.88               12,426.07                12,016.65                 12,026.93
10/31/99                  12,344.67               12,209.77                11,858.21                 11,871.36
11/30/99                  12,475.97               12,321.83                11,954.05                 11,974.91
12/31/99                  12,382.96               12,174.49                11,846.06                 11,871.13
01/31/00                  12,329.04               12,026.38                11,736.26                 11,762.47
02/29/00                  12,472.32               12,232.17                11,889.57                 11,908.99
03/31/00                  12,744.82               12,575.32                12,132.29                 12,169.72
04/30/00                  12,669.53               12,490.39                12,065.39                 12,095.11
05/31/00                  12,603.62               12,385.65                11,983.79                 12,006.47
06/30/00                  12,937.61               12,748.73                12,278.24                 12,310.59
07/31/00                  13,117.63               12,959.50                12,455.29                 12,487.14
08/31/00                  13,319.79               13,170.98                12,639.66                 12,670.74
09/30/00                  13,250.49               13,071.67                12,571.42                 12,601.83
10/31/00                  13,395.08               13,230.37                12,702.84                 12,732.22
11/30/00                  13,496.42               13,331.12                12,791.09                 12,818.61
12/31/00                  13,829.88               13,741.82                13,101.36                 13,142.34
01/31/01                  13,966.92               13,788.56                13,171.69                 13,214.83
02/28/01                  14,011.21               13,861.94                13,229.05                 13,266.42
03/31/01                  14,136.78               13,976.14                13,340.11                 13,379.87
04/30/01                  13,983.59               13,761.57                13,202.68                 13,230.97
05/31/01                  14,134.17               13,936.45                13,352.76                 13,367.81
06/30/01                  14,228.74               14,096.04                13,460.23                 13,476.20
07/31/01                  14,439.50               14,363.20                13,663.20                 13,677.35
08/31/01                  14,677.35               14,613.13                13,882.16                 13,893.77
09/30/01                  14,628.11               14,519.09                13,807.48                 13,823.25
10/31/01                  14,802.40               14,685.03                13,959.12                 13,974.85
11/30/01                  14,677.61               14,552.53                13,833.28                 13,840.39
12/31/01                  14,538.76               14,427.92                13,713.75                 13,718.31
01/31/02                  14,790.94               14,617.90                13,905.88                 13,906.03
02/28/02                  14,969.13               14,781.13                14,048.24                 14,057.69
03/31/02                  14,675.79               14,518.20                13,818.71                 13,819.38
04/30/02                  14,962.62               14,774.23                14,046.90                 14,040.84
05/31/02                  15,053.54               14,882.18                14,126.31                 14,113.19
06/30/02                  15,212.72               14,998.36                14,260.39                 14,242.33
07/31/02                  15,408.37               15,164.31                14,415.23                 14,402.04
08/31/02                  15,593.60               15,365.42                14,565.41                 14,549.34
09/30/02                  15,935.14               15,761.80                14,851.25                 14,833.06
10/31/02                  15,670.97               15,399.30                14,563.15                 14,563.30
11/30/02                  15,605.84               15,334.44                14,514.66                 14,514.60
12/31/02                  15,935.13               15,690.45                14,806.56                 14,806.27
01/31/03                  15,894.75               15,624.82                14,757.93                 14,755.39
02/28/03                  16,116.98               15,905.36                14,952.25                 14,951.19
03/31/03                  16,126.62               15,993.76                14,970.62                 14,962.65
04/30/03                  16,233.17               16,180.36                15,089.70                 15,085.24
05/31/03                  16,613.27               16,577.22                15,388.40                 15,375.32
06/30/03                  16,542.67               16,410.72                15,297.69                 15,280.15
07/31/03                  15,963.79               15,826.76                14,827.07                 14,797.06
08/31/03                  16,082.85               16,001.23                14,926.18                 14,900.00
09/30/03                  16,555.69               16,432.85                15,278.79                 15,258.18
10/31/03                  16,472.33               16,350.33                15,216.16                 15,192.05
11/30/03                  16,644.01               16,569.97                15,379.64                 15,352.16
12/31/03                  16,781.82               16,713.45                15,491.82                 15,464.32
01/31/04                  16,877.95               16,740.47                15,555.32                 15,527.28
02/29/04                  17,131.96               17,078.00                15,781.15                 15,744.66
03/31/04                  17,072.30               16,954.33                15,695.00                 15,664.95
04/30/04                  16,667.98               16,500.97                15,383.62                 15,345.87
05/31/04                  16,607.54               16,472.17                15,347.25                 15,306.98
06/30/04                  16,667.98               16,531.83                15,389.48                 15,355.19
07/31/04                  16,887.33               16,812.38                15,570.34                 15,530.29
08/31/04                  17,225.75               17,140.87                15,817.73                 15,774.63
09/30/04                  17,317.19               17,252.15                15,894.80                 15,850.41
10/31/04                  17,466.21               17,431.42                16,016.40                 15,973.31
11/30/04                  17,322.14               17,252.92                15,907.79                 15,855.53
12/31/04                  17,533.68               17,505.19                16,094.48                 16,040.39
01/31/05                  17,697.55               17,699.05                16,239.87                 16,186.02
02/28/05                  17,638.67               17,606.39                16,209.95                 16,149.34
03/31/05                  17,527.43               17,459.83                16,110.13                 16,044.54
04/30/05                  17,803.84               17,765.91                16,339.36                 16,272.20
05/31/05                  17,929.67               17,929.89                16,454.98                 16,389.78
06/30/05                  18,040.91               18,044.60                16,535.31                 16,469.24
07/31/05                  17,959.37               17,948.55                16,483.89                 16,412.27
08/31/05                  18,140.69               18,116.08                16,634.11                 16,562.33
09/30/05                  18,018.50               17,988.82                16,539.28                 16,459.91

                                                        [END CHART]

                 DATA FROM 9/30/95 THROUGH 9/30/05.

The graph illustrates the comparison of a $10,000 investment in the USAA Florida Tax-Free Income Fund to the following benchmarks:

                 THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX, BECAUSE FUNDS HAVE EXPENSES.

                 THE LIPPER FLORIDA MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL FLORIDA MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

                 THE LIPPER FLORIDA MUNICIPAL DEBT FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 10 LARGEST FUNDS WITHIN THE LIPPER FLORIDA MUNICIPAL DEBT FUNDS CATEGORY.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              12-MONTH DIVIDEND YIELD COMPARISON

         [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                        USAA                    LIPPER FLORIDA
                   FLORIDA TAX-FREE             MUNICIPAL DEBT
                     INCOME FUND                FUNDS AVERAGE
                   ----------------             --------------
9/30/1996                5.54%                       5.08%
9/30/1997                5.28                        4.87
9/30/1998                4.91                        4.52
9/30/1999                5.32                        4.74
9/30/2000                5.32                        4.84
9/30/2001                4.96                        4.62
9/30/2002                4.51                        4.42
9/30/2003                4.43                        4.22
9/30/2004                4.24                        4.05
9/30/2005                4.18                        3.91

                          [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/96 TO 9/30/05.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-----------------------------------------------------
                  TOP 10 INDUSTRIES
                  (% of Net Assets)
-----------------------------------------------------

Escrowed Bonds                                  26.7%
Hospital                                        17.3%
General Obligation                               9.9%
Appropriated Debt                                7.8%
Education                                        5.9%
Special Assessment/Tax/Fee                       5.7%
Electric Utilities                               4.8%
Water/Sewer Utility                              4.5%
Nursing/CCRC                                     3.6%
Health Miscellaneous                             2.3%
-----------------------------------------------------

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-22.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         PORTFOLIO RATINGS MIX
                9/30/05

  [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                 66%
AA                                  15%
A                                    9%
BBB                                  9%
Short-Term Instruments               1%

              [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies: Fannie Mae, Florida General

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                 Obligation, Puerto Rico General Obligation, or United Dominion Realty Trust.

         (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., MBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         COP     Certificate of Participation

         CP      Commercial Paper

         GO      General Obligation

         IDA     Industrial Development Authority/Agency

         MFH     Multifamily Housing

         MLO     Municipal Lease Obligation

         PCRB    Pollution Control Revenue Bond

         PRE     Prerefunded to a date prior to maturity

         RB      Revenue Bond

         SAVRS   Select Auction Variable Rate Securities

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                  COUPON               FINAL         MARKET
   AMOUNT    SECURITY                                                        RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (96.3%)

             FLORIDA (86.6%)
  $ 3,400    Alachua County Health Facilities Auth. RB,
                Series 1996A (INS)                                           5.80%         12/01/2026       $  3,558
    7,900    Bay County Water Systems RB,
                Series 2000 (PRE)(INS)                                       5.70           9/01/2025          8,825
             Board of Education Public Education GO,
    6,000       Series 1998E (PRE)(NBGA)                                     5.63           6/01/2025          6,661
    5,500       Series 2000D (NBGA)                                          5.75           6/01/2022          6,065
             Boca Raton GO,
    1,720       Series 2000 (PRE)                                            5.38           7/01/2018          1,869
    2,175       Series 2000 (PRE)                                            5.38           7/01/2019          2,363
    2,290       Series 2000 (PRE)                                            5.38           7/01/2020          2,488
             Broward County Educational Facilities Auth.
                (NOVA Southeastern Univ.) RB,
    2,500       Series 2000B (INS)                                           5.75           4/01/2021          2,715
      610       Series 2002B (INS)                                           5.75           4/01/2020            663
      645       Series 2002B (INS)                                           5.75           4/01/2021            699
             Broward County GO,
    2,500       Series 2001A                                                 5.25           1/01/2019          2,710
    2,500       Series 2001A                                                 5.25           1/01/2020          2,691
    3,230       Series 2001A (INS)                                           5.25           1/01/2021          3,477
    2,500       Series 2005                                                  5.00           1/01/2024          2,645
             Broward County Housing Finance Auth. MFH RB,
    1,100       Series 1995A                                                 7.00           2/01/2025          1,124
      995       Series 1997A-1                                               6.00           5/01/2032          1,032
    4,000    Broward County School Board COP (MLO),
                Series 2005A (INS)                                           5.00           7/01/2028          4,190
    3,000    Broward County Water and Sewer Utility RB,
                Series 2005A                                                 5.00          10/01/2030          3,153
    5,415    Collier County School Board COP (MLO),
                Series 2002 (PRE)(INS)                                       5.38           2/15/2021          5,985
    2,000    Coral Gables Health Facilities Auth. Hospital
                RB, Series 2004 (INS)                                        5.00           8/15/2029          2,085
    2,610    Duval County School Board COP (MLO),
                Series 2000 (INS)                                            5.38           7/01/2019          2,787
    8,000    Escambia County Health Facilities Auth. RB,
                Series 1999A-2 (PRE)                                         6.00          11/15/2031          8,893
      700    Gulf County School District Sales Tax RB,
                Series 1997 (INS)                                            5.75           6/01/2017            734

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                  COUPON               FINAL         MARKET
   AMOUNT    SECURITY                                                        RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------
  $ 3,500    Highlands County Health Facilities Auth. RB,
                Series 2005C(c)                                              5.00%         11/15/2031       $  3,577
             Hillsborough County IDA PCRB,
    2,000       Series 1994                                                  6.25          12/01/2034          2,057
    4,000       Series 2002                                                  5.50          10/01/2023          4,149
      625    Hillsborough County Water Assessment RB,
                Series 2000 (INS)                                            5.13           3/01/2020            668
    1,000    Housing Finance Agency RB,
                Series 1995H (NBGA)                                          6.50          11/01/2025          1,022
    2,470    Jacksonville Health Facilities Auth. RB,
                Series 2002A                                                 5.25          11/15/2032          2,580
    4,000    Lake County School Board COP (MLO),
                Series 2004A (INS)                                           5.00           7/01/2029          4,174
    3,000    Lee County School Board COP (MLO),
                Series 2005A (INS)                                           5.00           8/01/2027          3,146
    7,000    Lee Memorial Health System Hospital RB,
                Series A (INS)                                               5.00           4/01/2024          7,359
    7,175    Miami Limited Ad Valorem Tax Bonds GO,
                Series 2002 (INS)                                            5.50           1/01/2021          7,869
    4,400    Miami-Dade County Aviation RB,
                Series 2000B (INS)                                           5.75          10/01/2024          4,860
    3,000    Miami-Dade County Expressway Auth. RB,
                Series 2000 (PRE)(INS)                                       6.00           7/01/2020          3,364
             Miami-Dade County School Board COP (MLO),
    1,000       Series 2001A (PRE)(INS)                                      5.00           5/01/2019          1,086
    1,885       Series 2001A (PRE)(INS)                                      5.00           5/01/2020          2,047
    1,230       Series 2001A (PRE)(INS)                                      5.13           5/01/2021          1,343
             Municipal Loan Council RB,
    1,980       Series 2001A (INS)                                           5.25          11/01/2017          2,161
    1,000       Series 2001A (INS)                                           5.25          11/01/2018          1,092
    2,200       Series 2003A (INS)                                           5.25           5/01/2020          2,387
    2,000    Municipal Power Agency RB,
                Series 2002 (INS)                                            5.50          10/01/2018          2,217
    2,130    North Miami Health Facilities Auth. RB,
                Series 1996 (LOC - SunTrust Bank)                            6.00           8/15/2024          2,206
    1,000    Ocala Utility Systems RB,
                Series 2005B (INS)                                           5.00          10/01/2027          1,053
             Orange County Health Facilities Auth. RB,
    5,750       Series 1995(d)                                               6.75           7/01/2020          6,389
    8,000       Series 2002                                                  5.75          12/01/2027          8,548
    5,665       Series 2005                                                  5.00           1/01/2029          5,936

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                  COUPON               FINAL         MARKET
   AMOUNT    SECURITY                                                        RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------
             Orlando Utilities Commission Water and
                Electric RB,
  $ 1,500       Series 2002C                                                 5.25%         10/01/2022       $  1,627
    1,000       Series 2002C                                                 5.25          10/01/2023          1,084
    3,000    Palm Beach County GO, Series 2001A                              5.00           6/01/2020          3,177
    7,875    Palm Beach County School Board COP,
                Series 2000A (PRE)                                           5.88           8/01/2021          8,846
             Palm Beach County School Board COP (MLO),
    4,440       Series 2002A (PRE)(INS)                                      5.38           8/01/2018          4,927
    3,000       Series 2002C (INS)                                           5.00           8/01/2027          3,117
      925       Series 2002D (INS)                                           5.25           8/01/2022            998
    3,000       Series 2002D (INS)                                           5.00           8/01/2028          3,111
    1,210    Pembroke Pines Public Improvement RB,
                Series 2001 (INS)                                            5.50          10/01/2018          1,341
    5,000    Pinellas County Health Facilities Auth. RB,
                Series 2003                                                  5.50          11/15/2027          5,281
             Polk County Transport Improvement RB,
    1,290       Series 2000 (PRE)(INS)                                       5.25          12/01/2018          1,420
    1,000       Series 2000 (PRE)(INS)                                       5.25          12/01/2019          1,100
    4,000    Polk County Utility Systems RB,
                Series 2004A (INS)                                           5.00          10/01/2030          4,200
    1,250    Riviera Beach Water and Sewer RB,
                Series 2004 (INS)                                            5.00          10/01/2029          1,308
   11,480    Seminole County Water and Sewer RB,
                Series 1999 (PRE)(INS)(d)                                    5.38          10/01/2022         12,510
    2,000    St. Johns County IDA RB, Series 1997A (INS)(a)                  5.50           3/01/2017          2,120
    5,000    Tampa Utilities Tax Improvement RB,
                Series 1999A (INS)                                           5.20          10/01/2019          5,374
    3,550    Tampa Water and Sewer RB, Series 2001B                          5.00          10/01/2021          3,772
    3,000    Univ. Central COP (MLO),
                Series A (INS)                                               5.00          10/01/2035          3,131
             Univ. of Tampa RB,
    2,250       Series 2002 (INS)                                            5.50           4/01/2022          2,391
    1,500       Series 2002 (INS)                                            5.50           4/01/2026          1,597
    5,000    Volusia County Educational Facilities Auth. RB,
                Series 2005 (INS)                                            5.00          10/15/2025          5,176
             West Orange Healthcare District RB,
    1,790       Series 1999A                                                 5.50           2/01/2009          1,895
    1,000       Series 2001A                                                 5.65           2/01/2022          1,054

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                  COUPON               FINAL         MARKET
   AMOUNT    SECURITY                                                        RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------
             GEORGIA (1.7%)
  $ 4,000    Burke County Development Auth. PCRB,
                2005 2nd Series (INS)                                        4.63%          5/01/2034       $  3,981
    1,000    Fayette County School District GO (INS)                         4.95(b)        3/01/2025            802

             KANSAS (0.7%)
    2,000    La Cygne Environmental Improvement RB,
                Series 2005 (INS)                                            4.65           9/01/2035          1,959

             MINNESOTA (0.4%)
    1,000    Municipal Power Agency Electric RB,
               Series 2005                                                   5.00          10/01/2030          1,035

             PUERTO RICO (4.2%)
    3,850    Commonwealth Public Improvement GO,
                Series 2003A                                                 5.25           7/01/2024          4,063
    2,000    Government Development Bank CP                                  3.55           1/26/2006          2,001
    5,000    Public Buildings Auth. Government
                Facilities RB, Series I (NBGA)                               5.50           7/01/2022          5,414

             SOUTH CAROLINA (1.8%)
    4,750    Jobs Economic Development Auth. RB,
                Series 2002A (Bon Secours Health System)                     5.63          11/15/2030          5,023

             TEXAS (0.9%)
    2,400    Austin RB, Series 2005 (INS)                                    5.00          11/15/2029          2,508
                                                                                                            --------
             Total fixed-rate instruments (cost: $250,610)                                                   266,045
                                                                                                            --------
             PUT BONDS (1.5%)

             FLORIDA
    4,000    Coral Gables Health Facilities Auth.
                Hospital RB, Series 2004 (INS) (cost: $4,229)                5.00           8/15/2034          4,269
                                                                                                            --------
             PERIODIC AUCTION RESET BONDS (1.5%)

             FLORIDA
    4,150    Volusia County IDA RB, SAVRS,
                Series 1998 (INS) (cost: $4,150)                             4.35          12/01/2028          4,150
                                                                                                            --------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                  COUPON               FINAL         MARKET
   AMOUNT    SECURITY                                                        RATE            MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (0.5%)

             FLORIDA (0.1%)
  $   100    Lee Memorial Health System Hospital RB,
                Series 1997B                                                 2.85%          4/01/2027       $    100

             MISSOURI (0.4%)
    1,200    St. Charles County IDA RB,
                Series 1993 (NBGA)                                           2.75           2/01/2029          1,200
                                                                                                            --------
             Total variable-rate demand notes (cost: $1,300)                                                   1,300
                                                                                                            --------

             TOTAL INVESTMENTS (COST: $260,289)                                                             $275,764
                                                                                                            ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (b) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (c) At September 30, 2005, the aggregate market value of securities purchased on a when-issued basis was $3,577,000.

         (d) At September 30, 2005, portions of these securities were segregated to cover when-issued purchases.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $260,289)     $275,764
   Cash                                                                               61
   Receivables:
      Capital shares sold                                                            559
      Interest                                                                     4,046
                                                                                --------
         Total assets                                                            280,430
                                                                                --------
LIABILITIES
   Payables:
      Securities purchased (when-issued of $3,586)                                 3,586
      Capital shares redeemed                                                         62
      Dividends on capital shares                                                    331
   Accrued management fees                                                            87
   Other accrued expenses and payables                                                13
                                                                                --------
         Total liabilities                                                         4,079
                                                                                --------
            Net assets applicable to capital shares outstanding                 $276,351
                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $265,172
   Accumulated net realized loss on investments                                   (4,296)
   Net unrealized appreciation of investments                                     15,475
                                                                                --------
            Net assets applicable to capital shares outstanding                 $276,351
                                                                                ========
   Capital shares outstanding, unlimited number of shares
      authorized, $.001 par value                                                 27,225
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  10.15
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                        $6,505
                                                                          ------
EXPENSES
   Management fees                                                           532
   Administration and servicing fees                                         205
   Transfer agent's fees                                                      42
   Custody and accounting fees                                                34
   Postage                                                                     5
   Shareholder reporting fees                                                  2
   Trustees' fees                                                             10
   Registration fees                                                           2
   Professional fees                                                          17
   Other                                                                       2
                                                                          ------
      Total expenses                                                         851
   Expenses paid indirectly                                                   (3)
                                                                          ------
      Net expenses                                                           848
                                                                          ------
NET INVESTMENT INCOME                                                      5,657
                                                                          ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain:
      Unaffiliated transactions                                              720
      Affiliated transactions (Note 7)                                         7
   Change in net unrealized appreciation/depreciation                      1,537
                                                                          ------
         Net realized and unrealized gain                                  2,264
                                                                          ------
   Increase in net assets resulting from operations                       $7,921
                                                                          ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2005

                                                                9/30/2005      3/31/2005
                                                                ------------------------
FROM OPERATIONS
   Net investment income                                         $  5,657       $ 10,757
   Net realized gain (loss) on investments                            727            (49)
   Change in net unrealized appreciation/depreciation
      of investments                                                1,537         (3,132)
                                                                 -----------------------
      Increase in net assets resulting from operations              7,921          7,576
                                                                 -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (5,657)       (10,757)
                                                                 -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       23,107         51,580
   Dividend reinvestments                                           3,683          6,853
   Cost of shares redeemed                                        (15,263)       (43,393)
                                                                 -----------------------
      Increase in net assets from capital
         share transactions                                        11,527         15,040
                                                                 -----------------------
   Net increase in net assets                                      13,791         11,859
NET ASSETS
   Beginning of period                                            262,560        250,701
                                                                 -----------------------
   End of period                                                 $276,351       $262,560
                                                                 =======================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      2,265          5,137
   Shares issued for dividends reinvested                             360            681
   Shares redeemed                                                 (1,495)        (4,335)
                                                                 -----------------------
      Increase in shares outstanding                                1,130          1,483
                                                                 =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA State Tax-Free Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of two separate funds. The information presented in this semiannual report pertains only to the USAA Florida Tax-Free Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide Florida investors with a high level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

               1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

               3. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                  materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

               short-term securities. The Fund concentrates its investments in Florida tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

            D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
               Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2005, the outstanding when-issued commitments, including interest purchased, for the Fund were $3,586,000.

            E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended September 30, 2005, these custodian and other bank credits reduced the Fund's expenses by $3,000.

            F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

               involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2005, the Fund paid CAPCO facility fees of less than $500, which represents 0.9% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2005.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2006, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2005, the Fund had capital loss carryovers of $5,023,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2008 and 2013, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

                           CAPITAL LOSS CARRYOVERS
                      ---------------------------------
                        EXPIRES                BALANCE
                      -----------            ----------
                         2008                $3,486,000
                         2009                 1,488,000
                         2013                    49,000
                                             ----------
                                     Total   $5,023,000
                                             ==========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2005, were $47,128,000 and $40,672,000, respectively.

         As of September 30, 2005, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         Gross unrealized appreciation and depreciation of investments as of September 30, 2005, were $15,670,000 and $195,000, respectively, resulting in net unrealized appreciation of $15,475,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Florida Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Florida Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Florida Tax-Free Income and USAA Florida Tax-Free Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the six-month period ended September 30, 2005, the Fund's effective base fee was 0.34% of the Fund's average net assets.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

               which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Florida Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended September 30, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $532,000, which included a performance adjustment of $71,000 that increased the base management fee of 0.34% by 0.05%.

            B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's monthly average net assets. For the six-month period ended September 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $205,000.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2005, the Fund reimbursed the Manager $5,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $42,000.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2005, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                                         NET REALIZED
                                                                        COST TO            GAIN TO
                 SELLER                     PURCHASER                  PURCHASER            SELLER
         --------------------------------------------------------------------------------------------
         USAA Florida Tax-Free         USAA Long-Term Fund            $5,291,000           $ 7,000
           Income Fund

         USAA Long-Term Fund           USAA Florida Tax-Free           6,393,000            36,000
                                           Income Fund

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                      SEPTEMBER 30,                           YEAR ENDED MARCH 31,
                                      ------------------------------------------------------------------------------------------
                                          2005             2005            2004             2003            2002            2001
                                      ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period                $  10.06         $  10.19        $  10.04         $   9.54        $   9.64        $   9.14
                                      ------------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                   .21              .43             .44              .45             .47             .49
   Net realized and
      unrealized gain (loss)               .09             (.13)            .15              .50            (.10)            .50
                                      ------------------------------------------------------------------------------------------
Total from investment operations           .30              .30             .59              .95             .37             .99
                                      ------------------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.21)            (.43)           (.44)            (.45)           (.47)           (.49)
                                      ------------------------------------------------------------------------------------------
Net asset value at end of period      $  10.15         $  10.06        $  10.19         $  10.04        $   9.54        $   9.64
                                      ==========================================================================================
Total return (%)*                         3.01             2.98            6.01            10.16            3.86           11.15
Net assets at end of period (000)     $276,351         $262,560        $250,701         $226,935        $204,896        $188,945
Ratio of expenses to
   average net assets (%)**(b)             .62(a)           .63             .64              .63             .56             .49
Ratio of net investment income to
   average net assets (%)**               4.14(a)          4.23            4.35             4.59            4.84            5.26
Portfolio turnover (%)                   15.30            16.76           21.50            31.13           38.88           28.93

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2005, average net assets were $272,240,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.00%)(+)        (.00%)(+)       (.00%)(+)        (.00%)(+)       (.01%)             -
    (+) Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2005, through September 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                             EXPENSES PAID
                                                      BEGINNING           ENDING             DURING PERIOD*
                                                    ACCOUNT VALUE     ACCOUNT VALUE         APRIL 1, 2005 -
                                                    APRIL 1, 2005    SEPTEMBER 30, 2005    SEPTEMBER 30, 2005
                                                  -----------------------------------------------------------
         Actual                                       $1,000.00           $1,030.10              $3.16

         Hypothetical
            (5% return before expenses)                1,000.00            1,021.95               3.15

         *Expenses are equal to the Fund's annualized expense ratio of 0.62%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.01% for the six-month period of April 1, 2005, through September 30, 2005.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 27-28, 2005, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of

40

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain types of information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as Trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail and institutional open-end investment companies in the same investment classification/objective

42

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2004. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2004.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fee is at or below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the relatively small universe of fixed-income funds that currently have breakpoints in their advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among

44

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

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46

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                                                                              47

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

48

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

                     DIRECTORS     Christopher W. Claus
                                   Barbara B. Dreeben
                                   Robert L. Mason, Ph.D.
                                   Michael F. Reimherr
                                   Laura T. Starks, Ph.D.
                                   Richard A. Zucker

                ADMINISTRATOR,     USAA Investment Management Company
           INVESTMENT ADVISER,     P.O. Box 659453
                  UNDERWRITER,     San Antonio, Texas 78265-9825
               AND DISTRIBUTOR

                TRANSFER AGENT     USAA Shareholder Account Services
                                   9800 Fredericksburg Road
                                   San Antonio, Texas 78288

                 CUSTODIAN AND     State Street Bank & Trust Company
              ACCOUNTING AGENT     P.O. Box 1713
                                   Boston, Massachusetts 02105

                   INDEPENDENT     Ernst & Young LLP
             REGISTERED PUBLIC     100 West Houston St., Suite 1800
               ACCOUNTING FIRM     San Antonio, Texas 78205

                     TELEPHONE     Call toll free - Central time
              ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                   Saturday, 8:30 a.m. to 5 p.m.
                                   Sunday, 10:30 a.m. to 7 p.m.

                FOR ADDITIONAL     (800) 531-8181
             INFORMATION ABOUT     For account servicing, exchanges,
                  MUTUAL FUNDS     or redemptions (800) 531-8448

               RECORDED MUTUAL     24-hour service (from any phone)
             FUND PRICE QUOTES     (800) 531-8066

                   MUTUAL FUND     (from touch-tone phones only)
                USAA TOUCHLINE     For account balance, last transaction, fund
                                   prices, or to exchange or redeem fund shares
                                   (800) 531-8777

               INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39612-1105                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA State Tax-Free Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA STATE TAX-FREE TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    NOVEMBER 22, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    NOVEMBER 28, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    NOVEMBER 22, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.